Fees Summary	Feb. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,823,280.00
Previously Paid Amount	0.00
Total Fee Amount	1,350.84
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,350.84
Narrative - Max Aggregate Offering Price	$ 8,823,280.00
Final Prospectus	true